Shareholder Report, Average Annual Return (Details)	12 Months Ended	55 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000249323
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Stratified LargeCap Index ETF
C000249322
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Stratified LargeCap Hedged ETF
Without Sales Load [Member] | C000249323
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%		11.22%	12.13%
Without Sales Load [Member] | C000249322
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%	4.51%
Syntax Stratified LargeCap Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax Stratified LargeCap Index
Average Annual Return, Percent	13.51%		11.65%	12.41%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	12.72%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%	14.82%